Fees and Commissions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission income
Fees and commissions for lines of credits and overdrafts	$ 10,315	$ 6,624	$ 7,413
Fees and commissions for guarantees and letters of credit	35,039	33,654	33,882
Fees and commissions for card services	225,702	218,903	201,791
Fees and commissions for management of accounts	35,949	33,865	31,901
Fees and commissions for collections and payments	33,355	40,077	44,312
Fees and commissions for intermediation and management of securities	10,154	10,147	10,090
Insurance brokerage fees	49,664	39,949	36,430
Office banking	13,655	15,921	15,669
Fees for other services rendered	47,331	45,633	43,123
Other fees earned	37,494	39,690	30,947
Total	498,658	484,463	455,558
Fee and commission expense
Compensation for card operation	(171,513)	(163,794)	(149,809)
Fees and commissions for securities transactions	(1,001)	(936)	(858)
Office banking	(1,860)	(4,096)	(15,283)
Other fees	(37,198)	(24,752)	(10,545)
Total	(211,572)	(193,578)	(176,495)
Net fees and commissions income	$ 287,086	$ 290,885	$ 279,063